Description of Business and Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 08, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Segment shares	Dec. 31, 2019 USD ($) shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Comprehensive income loss					$ 0	$ 0
Cash and cash equivalents at carrying value		$ 8,019	$ 8,019	$ 9,286	$ 4,901	18,290
Number of reportable segment | Segment					1
Research and development arrangement with federal government, customer funding to offset costs incurred					$ 40	20
Grants receivable					0	0
Impairment of long lived assets to be disposed of					0	0
Revenue from contract with customer, excluding assessed tax					0	0
Advertising costs					8	$ 9
Dividends					$ 0
Share based compensation arrangement by share based payment award, Fair value assumptions, expected dividend rate			0.00%	0.00%	0.00%	0.00%
Unrecognized tax benefits, income tax penalties and interest accrued					$ 0	$ 0
Stock issue price | $ / shares		$ 10.00	$ 10.00
Stock options exercised ,Shares | shares			1,685,675		74,000	30,000
Stock options exercised ,Value		$ 10	$ 664	$ 6	$ 7	$ 6
Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Merger Related Costs			246,000
Merger Agreement [Member] | STWO Stockholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of ordinary shares to Sponsor			$ 250,000
Stock options exercised ,Shares | shares			20,754,719
Stock options exercised ,Value			$ 207,500
ACON S2 Acquisition Corp [Member] | Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Acquisition, Transaction Costs	$ 3,471
PIPE Investors [Member] | STWO Stockholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of ordinary shares to Sponsor	$ 250,000
Stock issued during period, shares, new issues | shares	25,000,000
Stock issue price | $ / shares	$ 10.00
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Property, plant and equipment, useful life					7 years
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Property, plant and equipment, useful life					3 years
Accrued Liabilities And Other Current Liabilities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development arrangement with federal government customer funding repayable current					$ 186	$ 0